BUSINESS SEGMENTS Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information [Table Text Block]
The following tables present our segment information:

	2012	2011	2010
	(in thousands)
Year Ended December 31,
Revenues:
Oil and Gas Exploration and Production	$275,234	$273,819	$211,380
Gas Marketing	45,371	63,470	65,235
Total Revenues	$320,605	$337,289	$276,615

Segment income (loss) from continuing operations before income taxes:
Oil and Gas Exploration and Production	$103,111	$138,616	$104,334
Gas Marketing	349	639	509
Unallocated	(137,856)	(104,891)	(78,760)
Total	$(34,396)	$34,364	$26,083

Expenditures for segment long-lived assets:
Oil and Gas Exploration and Production	$656,443	$479,027	$319,268
Unallocated	3,509	1,363	1,506
Total	$659,952	$480,390	$320,774

As of December 31,
Segment assets:
Oil and Gas Exploration and Production	$1,723,011	$1,461,130
Gas Marketing	11,090	14,713
Unallocated	92,747	73,913
Assets held for sale	—	148,249
Total Assets	$1,826,848	$1,698,005